[BLANK ROME LLP LETTERHEAD]

Phone:	(212) 569-5530
Fax:	(215) 832-5530
Email:	stokes@blankrome.com

December 27, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4720
Attention:  Filing Desk

Re:	RiverPark Funds Trust (the “Company”)
SEC File Number: 811-22431

Dear Ladies and Gentlemen:

Transmitted herewith please find the Company’s post-effective amendment (the “Amendment”) to its registration statement on Form N-1A filed under the Securities Act of 1933 (the “Registration Statement”) in connection with the registration of shares of two new series:  River Park Long/Short Opportunity Fund and River Park/Gargoyle Hedged Value Fund (each a “Fund,” collectively, the “Funds”).

Please contact me with any questions or comments regarding this filing.  I can be reached by telephone at (215) 569-5530.

Very truly yours,

/s/ Mary K. Stokes

Mary K. Stokes